UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number	811-07584
Rydex Series Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard Goldman, President
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code:	301-296-5100
Date of fiscal year end:	December 31, 2010
Date of reporting period:	September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Commodities Strategy Fund
Long/Short Commodities Strategy Fund
Managed Futures Strategy Fund
Multi-Hedge Strategies Fund

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Commodities Strategy Fund

		Market
	Shares	Value
EXCHANGE TRADED FUND† - 1.4%
iShares S&P GSCI Commodity Indexed Trust*	16,089	$482,831

TOTAL EXCHANGE TRADED FUND
(Cost $458,429)		482,831

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 89.2%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	27,264,181	27,264,181
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	1,252,345	1,252,345
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	1,250,950	1,250,950
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	516,922	516,922
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	129,230	129,230

TOTAL REPURCHASE AGREEMENTS (Cost $30,413,628)		30,413,628

Total Investments - 90.6% (Cost $30,872,057)		$30,896,459
Cash & Other Assets, Less Liabilities - 9.4%		3,205,014

Total Net Assets - 100.0%		$34,101,473

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
October 2010 Goldman Sachs Commodity Index Futures Contracts (Aggregate Market Value of Contracts $26,803,000)	196	$1,168,741

COMMODITY FUTURES CONTRACTS PURCHASED†
November 2010 WTI Crude Futures Contracts (Aggregate Market Value of Contracts $5,750,640)	72	258,506

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Long/Short Commodities Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 53.9%
Fannie Mae[1]
0.35% due 04/18/11	$25,000,000	$24,975,125
0.26% due 11/24/10	15,000,000	14,997,300
0.30% due 03/28/11	15,000,000	14,987,385
Freddie Mac[1]
0.25% due 07/06/11	25,000,000	24,957,525
0.26% due 06/21/11	20,000,000	19,970,780
Federal Farm Credit Bank[2]
0.44% due 06/16/11	25,000,000	24,964,175

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $124,758,333)		124,852,290

STRUCTURED NOTES††,4 - 3.6%
JPMorgan Chase & Co., C-IGAR Sigma Long-Short Total Return Index Linked Notes 0.1% due 12/01/10	8,000,000	8,373,741

TOTAL STRUCTURED NOTES (Cost $8,000,000)		8,373,741

REPURCHASE AGREEMENTS††,3 - 33.5%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	29,657,964	29,657,964
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	29,624,946	29,624,946
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	12,241,713	12,241,713
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	3,127,648	3,127,648
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	3,060,429	3,060,429

TOTAL REPURCHASE AGREEMENTS (Cost $77,712,700)		77,712,700

Total Investments - 91.0% (Cost $210,471,033)		$210,938,731
Cash & Other Assets, Less Liabilities - 9.0%		20,848,621

Total Net Assets - 100.0%		$231,787,352

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
November 2010 Soybean Futures Contracts (Aggregate Market Value of Contracts $28,830,838)	521	$2,917,268
December 2010 Gold 100 Oz Futures Contracts (Aggregate Market Value of Contracts $28,826,600)	220	2,122,652
November 2010 LME Primary Aluminum Futures Contracts (Aggregate Market Value of Contracts $30,026,531)	513	1,717,955
November 2010 Heating Oil Futures Contracts (Aggregate Market Value of Contracts $29,963,304)	315	1,705,284
December 2012 LME Copper Futures Contracts (Aggregate Market Value of Contracts $7,103,075)	37	1,156,220
November 2010 LME Copper Futures Contracts (Aggregate Market Value of Contracts $21,437,049)	107	929,762
November 2010 LME Nickel Futures Contracts (Aggregate Market Value of Contracts $28,897,680)	206	631,985
December 2011 Corn Futures Contracts (Aggregate Market Value of Contracts $3,320,625)	138	111,614
December 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $25,679,850)	1,036	(588,594)

(Total Aggregate Market Value of Contracts $204,085,552)		$10,704,146

COMMODITY FUTURES CONTRACTS SOLD SHORT†
November 2010 Natural Gas Futures Contracts (Aggregate Market Value of Contracts $26,518,200)	687	1,752,540
July 2011 Corn Futures Contracts (Aggregate Market Value of Contracts $1,552,500)	60	(93,465)

(Total Aggregate Market Value of Contracts $28,070,700)		$1,659,075

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements - See Note –2.

[4]	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the Benchmark is $27,535,100 as of September 30, 2010

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Managed Futures Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 55.4%
Fannie Mae[1]
0.38% due 01/18/11	$175,000,000	$174,920,550
0.34% due 12/20/10	59,000,000	58,981,651
0.37% due 01/03/11	50,000,000	49,980,400
0.50% due 03/28/11	50,000,000	49,957,950
0.35% due 04/18/11	50,000,000	49,950,250
0.40% due 06/01/11	50,000,000	49,932,500
0.29% due 07/01/11	50,000,000	49,916,600
0.29% due 08/08/11	50,000,000	49,896,350
0.31% due 12/13/10	25,000,000	24,992,900
0.46% due 03/01/11	25,000,000	24,982,175
0.30% due 03/31/11	25,000,000	24,978,625
0.43% due 06/20/11	25,000,000	24,963,600
0.30% due 08/01/11	25,000,000	24,949,325
0.29% due 08/29/11	25,000,000	24,944,675
Farmer Mac[2]
0.44% due 10/18/10	50,000,000	49,997,650
0.38% due 02/10/11	50,000,000	49,970,650
0.37% due 06/30/11	50,000,000	49,924,450
0.25% due 06/23/11	35,000,000	34,948,480
0.25% due 11/18/10	25,000,000	24,996,000
0.30% due 12/15/10	25,000,000	24,992,700
0.33% due 04/06/11	25,000,000	24,976,625
0.51% due 06/07/11	6,000,000	5,991,702
Freddie Mac[1]
0.38% due 06/21/11	75,000,000	74,890,425
0.30% due 05/17/11	50,000,000	49,939,850
0.25% due 02/14/11	25,000,000	24,984,900
0.31% due 04/26/11	25,000,000	24,974,125
0.32% due 06/22/11	25,000,000	24,963,325
Federal Farm Credit Bank[2]
0.30% due 05/02/11	25,000,000	24,971,900
Federal Home Loan Banks[2]
0.30% due 09/19/11	25,000,000	24,938,725

TOTAL FEDERAL AGENCY DISCOUNT NOTES (Cost $1,197,888,512)		1,198,809,058

FEDERAL AGENCY NOTES†† - 20.8%
Federal Home Loan Banks[2]
0.50% due 10/29/10	100,000,000	100,022,550
0.25% due 02/25/11	50,000,000	50,008,000
0.45% due 09/26/11	50,000,000	49,991,450
0.75% due 03/18/11	25,000,000	25,062,325
0.57% due 12/29/10	25,000,000	25,021,975
0.50% due 07/29/11	25,000,000	25,001,850
0.50% due 07/15/11	25,000,000	25,001,175
Farmer Mac[2]
0.50% due 10/01/10	50,000,000	50,000,000
0.40% due 12/28/10	25,000,000	25,011,450
Federal Farm Credit Bank[2]
0.31% due 09/01/11	50,000,000	49,990,650
0.33% due 09/15/11	$25,000,000	$24,996,950

TOTAL FEDERAL AGENCY NOTES (Cost $450,025,697)		450,108,375

	Face	Market
	Amount	Value
STRUCTURED NOTES††,4 - 4.3%
Swedish Export Credit Corp., S&P Diversified Trends Indicator Price Return Linked Notes 0.02% due 04/06/11	21,000,000	18,326,930
Merrill Lynch & Co., S&P Diversified Trends Indicator Price Return Linked Notes 0.06% due 05/20/11	20,000,000	17,034,883
Goldman Sachs Group, S&P GSCI Total Return Linked Notes 0.04% due 07/18/11	16,000,000	14,276,967
Merrill Lynch & Co., S&P Diversified Trends Indicator Price Return Linked Notes 0.06% due 06/24/11	15,000,000	13,443,795
Goldman Sachs Group, S&P GSCI Total Return Linked Notes 0.22% due 08/22/11	14,000,000	12,474,769
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 0.00% due 10/12/11	10,000,000	9,792,156
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 0.27% due 10/04/10	10,000,000	6,888,870

TOTAL STRUCTURED NOTES (Cost $106,000,000)		92,238,370

REPURCHASE AGREEMENTS††,3 - 18.1%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	149,422,890	149,422,890
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	149,256,540	149,256,540
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	61,676,256	61,676,256
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	15,757,731	15,757,731
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	15,419,064	15,419,064

TOTAL REPURCHASE AGREEMENTS (Cost $391,532,481)		391,532,481

Total Long Securities - 98.6% (Cost $2,145,446,690)		$2,132,688,284

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Managed Futures Strategy Fund

		Market
	Contracts	Value
OPTIONS WRITTEN† - 0.0%
Call Options on:
British Pound Future Expiring October 2010 with strike price of $159.0	100	$(20,625)
British Pound Future Expiring October 2010 with strike price of $158.0	150	(57,188)

Total Call Options		(77,813)

Put Options on:
Euro Fx Currency Future Expiring October 2010 with strike price of $1.3	468	(5,850)
Euro Fx Currency Future Expiring October 2010 with strike price of $1.2	500	(6,250)

Total Put Options		(12,100)

Total Options Written
(Premiums Received $761,114)		(89,913)

Cash & Other Assets, Less Liabilities - 1.4%		30,062,720

Total Net Assets - 100.0%		$2,162,661,091

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $100,835,550)	4,068	$16,791,886
December 2010 Copper Futures Contracts (Aggregate Market Value of Contracts $124,897,500)	1,365	8,348,277
November 2010 Soybean Futures Contracts (Aggregate Market Value of Contracts $86,381,837)	1,561	6,135,288
December 2010 Gold 100 Oz Futures Contracts (Aggregate Market Value of Contracts $88,183,190)	673	4,110,288
December 2010 Silver Futures Contracts (Aggregate Market Value of Contracts $45,203,875)	415	4,043,054
December 2010 Cotton #2 Futures Contracts (Aggregate Market Value of Contracts $27,008,800)	530	3,326,436
January 2011 Soybean Futures Contracts (Aggregate Market Value of Contracts $41,840,625)	750	3,130,198

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
December 2010 Coffee Futures Contracts (Aggregate Market Value of Contracts $35,322,562)	515	$2,446,540
March 2011 Sugar #11 Futures Contracts (Aggregate Market Value of Contracts $10,973,928)	415	1,813,827
December 2010 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $72,726,250)	1,825	1,786,656
July 2011 Sugar #11 Futures Contracts (Aggregate Market Value of Contracts $10,069,920)	450	1,528,152
December 2011 Corn Futures Contracts (Aggregate Market Value of Contracts $21,656,250)	900	1,169,560
May 2011 Sugar #11 Futures Contracts (Aggregate Market Value of Contracts $4,656,064)	190	919,608
February 2011 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $24,912,000)	800	144,970
December 2010 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $21,863,500)	730	(319,908)
March 2011 Wheat Futures Contracts (Aggregate Market Value of Contracts $17,675,000)	500	(577,062)
December 2010 Wheat Futures Contracts (Aggregate Market Value of Contracts $56,279,000)	1,670	(5,739,345)

(Total Aggregate Market Value of Contracts $790,485,851)		$49,058,425

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2010 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $289,959,750)	1,935	3,234,442
December 2010 Australian Dollar Futures Contracts (Aggregate Market Value of Contracts $50,768,700)	530	$2,749,528
December 2010 British Pound Currency Futures Contracts (Aggregate Market Value of Contracts $121,690,500)	1,240	2,050,727

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Managed Futures Strategy Fund

CURRENCY FUTURES CONTRACTS PURCHASED† (continued)
December 2010 Swiss Franc Futures Contracts (Aggregate Market Value of Contracts $49,651,875)	390	1,727,212

(Total Aggregate Market Value of Contracts $512,070,825)		$9,761,909

FUTURES CONTRACTS PURCHASED†
December 2010 U.S. Long Bond Futures Contracts (Aggregate Market Value of Contracts $181,146,563)	1,355	1,816,327
December 2010 U.S. 10 Year Note Futures Contracts (Aggregate Market Value of Contracts $180,877,266)	1,435	1,675,985

(Total Aggregate Market Value of Contracts $362,023,829)		$3,492,312

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2010 Canadian Dollar Futures Contracts (Aggregate Market Value of Contracts $24,737,550)	255	(253,167)

CURRENCY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2010 Euro Currency Futures Contracts (Aggregate Market Value of Contracts $329,554,687)	1,935	(18,145,462)

(Total Aggregate Market Value of Contracts $354,292,237)		$(18,398,629)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2010 Cocoa Futures Contracts (Aggregate Market Value of Contracts $24,278,810)	857	(640,124)
July 2011 Corn Futures Contracts (Aggregate Market Value of Contracts $23,287,500)	900	(1,106,225)

(Total Aggregate Market Value of Contracts $47,566,310)		$(1,746,349)

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements - See Note –2.

[4]	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the Benchmark is $304,238,370 as of September 30, 2010

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS† - 61.9%
Information Technology - 10.0%
Hewitt Associates, Inc. — Class A*	31,460	$1,586,528
McAfee, Inc.*,1	30,810	1,456,081
ADC Telecommunications, Inc.*,1	26,370	334,108
Xerox Corp.[1]	21,980	227,493
L-1 Identity Solutions, Inc. *	18,900	221,697
CA, Inc.[1]	9,660	204,019
Marvell Technology Group Ltd.*,1	11,140	195,061
Tech Data Corp.*,1	4,620	186,186
EMC Corp.*,1	9,030	183,399
Fiserv, Inc.*,1	3,380	181,912
Atheros Communications, Inc.*,1	6,750	177,862
Corning, Inc.[1]	9,500	173,660
Diebold, Inc.[1]	5,220	162,290
Compuware Corp.*,1	18,770	160,108
ArcSight, Inc.*	3,360	146,362
Akamai Technologies, Inc.*,1	2,890	145,020
AVX Corp.[1]	10,430	144,143
Xilinx, Inc.[1]	5,200	138,372
Broadridge Financial Solutions, Inc.[1]	6,000	137,220
Computer Sciences Corp.[1]	2,930	134,780
Skyworks Solutions, Inc.*,1	6,500	134,420
WebMD Health Corp. — Class A*,1	2,550	127,168
Micron Technology, Inc.*,1	17,130	123,507
International Business Machines Corp.[1]	770	103,288
Silicon Laboratories, Inc.*,1	2,800	102,620
eBay, Inc.*,1	4,040	98,576
F5 Networks, Inc.*,1	880	91,353
Internet Brands, Inc. — Class A*	5,570	73,970
Fairchild Semiconductor International, Inc. — Class A*,1	6,590	61,946
Apple, Inc.*,1	210	59,588
Diamond Management & Technology Consultants, Inc. — Class A	4,740	59,250
Harris Corp.[1]	1,330	58,906
Cree, Inc.*,1	970	52,661
Red Hat, Inc.*,1	1,190	48,790
Factset Research Systems, Inc.[1]	440	35,697
ANSYS, Inc.*,1	750	31,687
SanDisk Corp.*,1	860	31,519
Unica Corp.*,1	1,390	29,162
Teradata Corp.*,1	740	28,534
Cognizant Technology Solutions Corp. — Class A*,1	440	28,367
Altera Corp.[1]	890	26,842
Microchip Technology, Inc.[1]	800	25,160
Broadcom Corp. — Class A1	660	23,357
Atmel Corp.*,1	2,753	21,914
Lexmark International, Inc. — Class A*,1	489	21,819
Salesforce.com, Inc.*,1	170	19,006
Google, Inc. — Class A*,1	20	10,516
Solera Holdings, Inc.[1]	140	6,182
Amphenol Corp. — Class A1	120	5,878

		Market
	Shares	Value
COMMON STOCKS† - 61.9% (continued)
Information Technology - 10.0% (continued)
NetApp, Inc.*,1	78	$3,884

Total Information Technology		7,841,868

Financials - 9.9%
General Motors Financial Company, Inc.*	71,900	1,758,674
GLG Partners, Inc.*	247,841	1,115,280
Annaly Capital Management, Inc.	17,190	302,544
Allied World Assurance Company Holdings Ltd.	4,460	252,391
Endurance Specialty Holdings Ltd.	6,200	246,760
American Financial Group, Inc.	8,000	244,640
JPMorgan Chase & Co.	5,810	221,187
Legg Mason, Inc.	7,029	213,049
Digital Realty Trust, Inc.	3,430	211,631
Hospitality Properties Trust	8,700	194,271
Discover Financial Services	11,380	189,818
Reinsurance Group of America, Inc. — Class A	3,740	180,605
PNC Financial Services Group, Inc.	2,990	155,211
Hudson City Bancorp, Inc.	11,000	134,860
CommonWealth REIT	5,000	128,000
Assurant, Inc.	3,040	123,728
Aspen Insurance Holdings Ltd.	3,960	119,909
Swiss Helvetia Fund, Inc.[1]	9,167	115,138
Raymond James Financial, Inc.	4,460	112,972
Torchmark Corp.	2,050	108,937
NASDAQ OMX Group, Inc.*	5,470	106,282
New York Community Bancorp, Inc.	5,680	92,300
StanCorp Financial Group, Inc.	2,240	85,120
CapitalSource, Inc.	15,276	81,574
Axis Capital Holdings Ltd.	2,270	74,774
NewAlliance Bancshares, Inc.	5,910	74,584
Student Loan Corp.	2,498	74,191
Huntington Bancshares, Inc.	13,040	73,937
Public Storage	730	70,839
Piedmont Office Realty Trust, Inc. — Class A	3,690	69,778
Rayonier, Inc.	1,390	69,667
Zions Bancorporation	3,230	68,993
Unum Group	2,820	62,463
Forest City Enterprises, Inc. — Class A*	4,690	60,173
Hanover Insurance Group, Inc.	1,260	59,220
Commerce Bancshares, Inc.	1,320	49,619
CME Group, Inc. — Class A	190	49,485
Douglas Emmett, Inc.	2,610	45,701
Blue Chip Value Fund, Inc.*,1	13,255	43,741
Senior Housing Properties Trust	1,850	43,475
First Citizens BancShares, Inc. — Class A	230	42,612
Fifth Third Bancorp	3,480	41,864
HCC Insurance Holdings, Inc.	1,440	37,570
Alexandria Real Estate Equities, Inc.	520	36,400
SL Green Realty Corp.	360	22,799
Genworth Financial, Inc. — Class A*	1,860	22,729
Capital One Financial Corp.	570	22,544

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS† - 61.9% (continued)
Financials - 9.9% (continued)
Transatlantic Holdings, Inc.	390	$19,820
General Growth Properties, Inc.	989	15,428
Morgan Stanley	580	14,314
Popular, Inc.*	4,890	14,181
Jones Lang LaSalle, Inc.	130	11,215
Aflac, Inc.	200	10,342
U.S. Bancorp	470	10,161
Cullen	140	7,542
Prudential Financial, Inc.	130	7,043
Protective Life Corp.	280	6,093
Eaton Vance Corp.	160	4,646
BancorpSouth, Inc.	130	1,843
MBIA, Inc.*	107	1,075
Washington Federal, Inc.	30	458

Total Financials		7,836,200

Health Care - 7.3%
Valeant Pharmaceuticals International, Inc.*,1	64,591	1,618,005
Psychiatric Solutions, Inc.*	30,540	1,024,617
Biogen Idec, Inc.*,1	5,170	290,140
Genzyme Corp.*	4,070	288,115
Amgen, Inc.*,1	4,860	267,835
Alexion Pharmaceuticals, Inc.*,1	3,990	256,796
ResMed, Inc.*,1	7,030	230,654
LifePoint Hospitals, Inc.*,1	6,280	220,177
Watson Pharmaceuticals, Inc.*,1	4,730	200,126
Cooper Companies, Inc.[1]	3,100	143,282
Endo Pharmaceuticals Holdings, Inc.*,1	3,760	124,982
Community Health Systems, Inc.*,1	3,980	123,261
Humana, Inc.*,1	2,330	117,059
Henry Schein, Inc.*,1	1,580	92,556
AmerisourceBergen Corp. — Class A1	2,880	88,301
Abbott Laboratories[1]	1,480	77,315
Omnicare, Inc.[1]	3,160	75,461
Mylan, Inc.*,1	3,340	62,825
Thermo Fisher Scientific, Inc.*,1	1,290	61,765
Kinetic Concepts, Inc.*,1	1,410	51,578
McKesson Corp.[1]	830	51,277
Hospira, Inc.*,1	660	37,627
Intuitive Surgical, Inc.*,1	110	31,211
Cypress Bioscience, Inc.*,1	8,070	31,070
Res-Care, Inc.*	2,210	29,327
Express Scripts, Inc. — Class A*,1	590	28,733
Teleflex, Inc.[1]	458	26,005
Bio-Rad Laboratories, Inc. — Class A*,1	280	25,343
Bristol-Myers Squibb Co.[1]	560	15,182
Health Management Associates, Inc. — Class A*,1	1,780	13,635
Gilead Sciences, Inc.*,1	300	10,683
Edwards Lifesciences Corp.*,1	150	10,058
Lincare Holdings, Inc.[1]	330	8,280
Perrigo Co.[1]	120	7,706
Coventry Health Care, Inc.*,1	80	1,722

		Market
	Shares	Value
COMMON STOCKS† - 61.9% (continued)
Health Care - 7.3% (continued)
Becton Dickinson and Co.	10	$741

Total Health Care		5,743,450

Industrials - 6.8%
United Continental Holdings, Inc.*,1	40,070	946,854
ATC Technology Corp.*	18,230	451,010
Bowne & Company, Inc.[1]	32,220	365,053
Tomkins plc ADR[1]	14,410	294,252
Thomas & Betts Corp.*,1	5,620	230,532
Timken Co.[1]	5,310	203,692
Republic Services, Inc. — Class A1	5,620	171,354
Corrections Corporation of America*,1	6,840	168,811
Goodrich Corp.[1]	2,060	151,884
Norfolk Southern Corp.[1]	2,350	139,849
WESCO International, Inc.*,1	3,500	137,515
Dover Corp.[1]	2,630	137,312
Union Pacific Corp.[1]	1,620	132,516
United Parcel Service, Inc. — Class B1	1,970	131,379
CSX Corp.[1]	2,270	125,576
Alexander & Baldwin, Inc.[1]	3,580	124,727
Harsco Corp.[1]	4,570	112,331
Southwest Airlines Co.[1]	8,350	109,135
L-3 Communications Holdings, Inc.[1]	1,380	99,733
Precision Castparts Corp.[1]	780	99,333
Eaton Corp.[1]	1,190	98,163
TransDigm Group, Inc.[1]	1,580	98,039
Kansas City Southern*,1	2,100	78,561
Copa Holdings S.A. — Class A1	1,340	72,239
CNH Global N.V.[1]	1,660	60,822
Cummins, Inc.[1]	640	57,971
ITT Corp.[1]	1,070	50,108
Carlisle Companies, Inc.[1]	1,630	48,819
Pentair, Inc.[1]	1,370	46,073
WW Grainger, Inc.[1]	380	45,262
GATX Corp.[1]	1,500	43,980
Joy Global, Inc.[1]	590	41,489
Flowserve Corp.[1]	300	32,826
FTI Consulting, Inc.*,1	940	32,609
Hubbell, Inc. — Class B1	610	30,957
ExpressJet Holdings, Inc. — Class A*,1	4,378	29,201
Bucyrus International, Inc. — Class A1	380	26,353
CH Robinson Worldwide, Inc.[1]	330	23,074
Roper Industries, Inc.[1]	350	22,813
Ingersoll-Rand plc[1]	610	21,783
Snap-On, Inc.[1]	330	15,348
Trinity Industries, Inc.[1]	650	14,476
Armstrong World Industries, Inc.*,1	300	12,453
Kirby Corp.*,1	40	1,602
Tyco International Ltd.[1]	30	1,102

Total Industrials		5,338,971

Consumer Discretionary - 6.2%
Burger King Holdings, Inc.[1]	49,050	1,171,314
Whirlpool Corp.[1]	3,320	268,787

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS† - 61.9% (continued)
Consumer Discretionary - 6.2% (continued)
Wyndham Worldwide Corp.[1]	8,970	$246,406
Comcast Corp. — Class A1	12,980	234,678
Priceline.com, Inc.*,1	540	188,104
Federal-Mogul Corp.*,1	9,190	173,783
Williams-Sonoma, Inc.[1]	4,430	140,431
Hasbro, Inc.[1]	3,140	139,761
Mattel, Inc.[1]	5,239	122,907
NetFlix, Inc.*,1	710	115,134
Darden Restaurants, Inc.[1]	2,610	111,656
Ross Stores, Inc.[1]	1,980	108,148
Liberty Global, Inc. — Class A*,1	3,440	105,986
Service Corporation International[1]	12,040	103,785
Gannett Company, Inc.[1]	7,880	96,372
VF Corp.[1]	1,110	89,932
Liberty Media Corporation - Interactive*,1	5,830	79,929
Autoliv, Inc.[1]	1,160	75,783
Career Education Corp.*,1	3,520	75,574
Lear Corporation*,1	950	74,984
Amazon.com, Inc.*,1	470	73,818
PetSmart, Inc.[1]	2,080	72,800
Liberty Media Corp. — Starz*,1	1,110	72,017
Polo Ralph Lauren Corp. — Class A1	760	68,294
NIKE, Inc. — Class B1	810	64,913
Ford Motor Co.*,1	5,290	64,750
Virgin Media, Inc.[1]	2,700	62,154
Viacom, Inc. — Class B1	1,670	60,437
Leggett & Platt, Inc.[1]	2,210	50,300
Phillips-Van Heusen Corp.[1]	820	49,331
Guess?, Inc.[1]	1,180	47,943
Time Warner Cable, Inc. — Class A1	730	39,413
Royal Caribbean Cruises Ltd.*,1	1,250	39,413
Gentex Corp.[1]	1,999	39,000
Landry’s Restaurants, Inc.*,1	1,511	37,004
Brinker International, Inc.[1]	1,850	34,891
Big Lots, Inc.*,1	1,010	33,583
Family Dollar Stores, Inc.[1]	760	33,562
Limited Brands, Inc.[1]	1,050	28,119
DISH Network Corp. — Class A1	1,440	27,590
TRW Automotive Holdings Corp.*,1	660	27,430
Madison Square Garden, Inc. — Class A*,1	1,050	22,134
Jarden Corp.[1]	610	18,989
BorgWarner, Inc.*,1	339	17,838
Coach, Inc.[1]	400	17,184
Bed Bath & Beyond, Inc.*,1	340	14,759
CBS Corp. — Class B1	910	14,433
Carnival Corp.[1]	300	11,463
Stanley Black & Decker, Inc.[1]	170	10,418
GameStop Corp. — Class A*,1	510	10,052
Advance Auto Parts, Inc.[1]	120	7,042
Las Vegas Sands Corp.*,1	120	4,182
Fossil, Inc.*,1	60	3,227
The Gap, Inc.[1]	150	2,796

Total Consumer Discretionary		4,904,733

Utilities - 5.6%
Allegheny Energy, Inc.[1]	69,964	1,715,517

		Market
	Shares	Value
COMMON STOCKS† - 61.9% (continued)
Utilities - 5.6% (continued)
Progress Energy, Inc.[1]	6,560	$291,395
Xcel Energy, Inc.[1]	11,660	267,830
PG&E Corp.[1]	5,430	246,631
CMS Energy Corp.[1]	13,400	241,468
Northeast Utilities[1]	8,010	236,856
Oneok, Inc.[1]	4,800	216,192
NiSource, Inc.[1]	11,680	203,232
Atmos Energy Corp.[1]	6,310	184,568
OGE Energy Corp.[1]	4,590	183,003
NRG Energy, Inc.*,1	7,560	157,399
DTE Energy Co.[1]	3,400	156,162
American Electric Power Company, Inc.[1]	2,520	91,300
N.V. Energy, Inc.[1]	6,850	90,077
UGI Corp.[1]	2,360	67,520
Ameren Corp.[1]	1,940	55,096
Questar Corp.[1]	1,410	24,717
CenterPoint Energy, Inc.[1]	300	4,716

Total Utilities		4,433,679

Energy - 4.9%
Inergy Holdings, LP	35,190	1,063,442
Mariner Energy, Inc.*	25,850	626,346
Enterprise GP Holdings, LP	9,985	586,319
Southern Union Co.	9,690	233,141
Newfield Exploration Co.*	3,620	207,933
Teekay Corp.	6,300	168,399
Murphy Oil Corp.	2,310	143,035
Rowan Companies, Inc.*	4,180	126,905
Spectra Energy Corp.	4,930	111,171
Helmerich & Payne, Inc.	2,380	96,295
Pride International, Inc.*	2,550	75,047
National Oilwell Varco, Inc.	1,120	49,806
Williams Companies, Inc.	2,520	48,157
EOG Resources, Inc.	510	47,415
Peabody Energy Corp.	920	45,089
Chevron Corp.	460	37,283
Arch Coal, Inc.	970	25,909
Oil States International, Inc.*	550	25,603
Exterran Holdings, Inc.*	889	20,189
Tidewater, Inc.	420	18,820
Frontline Ltd.	660	18,764
Alpha Natural Resources, Inc.*	440	18,106
Concho Resources, Inc.*	250	16,542
Diamond Offshore Drilling, Inc.	180	12,199
Marathon Oil Corp.	320	10,592
Cabot Oil & Gas Corp.	140	4,215
Atwood Oceanics, Inc.*	80	2,436

Total Energy		3,839,158

Consumer Staples - 4.5%
NBTY, Inc.*	20,520	1,128,190
Alberto-Culver Co. — Class B1	8,630	324,920
Molson Coors Brewing Co.[1]	5,900	278,598
Del Monte Foods Co.[1]	18,770	246,075
JM Smucker Co.[1]	3,810	230,619
Church & Dwight Company, Inc.[1]	3,490	226,641
ConAgra Foods, Inc.[1]	9,850	216,109
Reynolds American, Inc.[1]	3,180	188,860

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS† - 61.9% (continued)
Consumer Staples - 4.5% (continued)
Herbalife Ltd.[1]	2,580	$155,703
BJ’s Wholesale Club, Inc.*,1	3,320	137,780
Wal-Mart Stores, Inc.[1]	2,070	110,786
Whole Foods Market, Inc.*,1	2,790	103,537
Coca-Cola Co.[1]	1,120	65,542
Dr Pepper Snapple Group, Inc.[1]	970	34,454
Cellu Tissue Holdings, Inc.*	2,450	29,229
Hershey Co.	590	28,078
Green Mountain Coffee Roasters, Inc.*,1	660	20,585
Tyson Foods, Inc. — Class A1	1,190	19,064
Hansen Natural Corp.*,1	380	17,716
Kraft Foods, Inc. — Class A1	500	15,430
Philip Morris International, Inc.[1]	170	9,523

Total Consumer Staples		3,587,439

Materials - 4.0%
Pactiv Corp.*,1	35,380	1,166,832
Airgas, Inc.	4,030	273,839
MeadWestvaco Corp.[1]	10,690	260,622
Reliance Steel & Aluminum Co.[1]	4,740	196,852
Ball Corp.[1]	2,210	130,058
Ashland, Inc.[1]	2,130	103,880
Eastman Chemical Co.[1]	1,080	79,920
Steel Dynamics, Inc.[1]	5,310	74,924
Valspar Corp.[1]	2,310	73,574
Cytec Industries, Inc.[1]	1,290	72,730
Aptargroup, Inc.[1]	1,520	69,418
Crown Holdings, Inc.*,1	2,300	65,918
Bemis Company, Inc.[1]	1,930	61,278
Domtar Corp.[1]	900	58,122
Packaging Corporation of America[1]	2,490	57,693
Walter Energy, Inc.[1]	680	55,277
Huntsman Corp.[1]	3,760	43,466
RPM International, Inc.[1]	1,980	39,442
Compass Minerals International, Inc.[1]	480	36,778
Celanese Corp. — Class A1	890	28,569
PPG Industries, Inc.[1]	390	28,392
United States Steel Co.[1]	630	27,619
Albemarle Corp.[1]	590	27,618
Sonoco Products Co.[1]	740	24,746
Sealed Air Corp.[1]	1,040	23,379
Newmont Mining Co.[1]	360	22,612
Cliffs Natural Resources, Inc.[1]	220	14,062
Sherwin-Williams Co.[1]	110	8,265
Cabot Corp.[1]	200	6,514

Total Materials		3,132,399

Telecommunication Services - 2.7%
Qwest Communications International, Inc.[1]	304,340	1,908,213
Verizon Communications, Inc.[1]	5,650	184,134

Total Telecommunication Services		2,092,347

TOTAL COMMON STOCKS
(Cost $43,332,104)		48,750,244

		Market
	Shares	Value
EXCHANGE TRADED FUNDS† - 3.1%
iShares MSCI Chile Investable Market Index Fund	6,940	$513,699
iShares MSCI Malaysia Index Fund	26,780	367,957
Adams Express Co.	23,270	231,769
iShares MSCI Turkey Index Fund	3,100	217,093
Vanguard Emerging Markets ETF	3,840	174,336
iPath MSCI India Index ETN	2,260	171,218
iShares MSCI Emerging Markets Index Fund	3,820	171,021
iShares MSCI South Africa Index Fund	2,400	161,328
iShares MSCI United Kingdom Index Fund	7,600	124,336
iShares MSCI South Korea Index Fund	1,810	96,817
iShares MSCI Sweden Index Fund	1,750	50,698
iShares MSCI Australia Index Fund	1,840	43,682
iShares MSCI Switzerland Index Fund	1,896	43,248
iShares MSCI Canada Index Fund	540	15,136

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,777,355)		2,382,338

CLOSED-END FUNDS† - 8.5%
Cohen & Steers Infrastructure Fund, Inc.	31,435	500,445
Gabelli Dividend & Income Trust	31,150	433,920
Royce Value Trust, Inc.	35,430	430,120
NFJ Dividend Interest & Premium Strategy Fund	26,650	420,004
Cohen & Steers Quality Income Realty Fund, Inc.	46,851	368,249
Cohen & Steers REIT and Preferred Income Fund, Inc.	28,020	367,342
Liberty All Star Equity Fund	83,208	366,947
Calamos Strategic Total Return Fund	37,592	331,561
Eaton Vance Tax-Advantaged Dividend Income Fund	18,399	289,232
Alpine Global Premier Properties Fund	41,980	277,488
DWS Dreman Value Income Edge Fund, Inc.	15,717	210,608
John Hancock Bank and Thrift Opportunity Fund	13,962	206,777
John Hancock Tax-Advantaged Dividend Income Fund	12,664	192,746
Tri-Continental Corp.	15,153	186,836
BlackRock Strategic Dividend Achievers Trust	17,960	175,290
H&Q Healthcare Investors	14,430	174,314
Macquarie Global Infrastructure Total Return Fund, Inc.	10,104	166,918
Petroleum & Resources Corp.	6,709	155,179
General American Investors Company, Inc.	5,102	124,285

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
CLOSED-END FUNDS† - 8.5% (continued)
Zweig Fund, Inc.	35,000	$113,750
Clough Global Equity Fund	7,693	109,087
LMP Capital and Income Fund, Inc.	9,149	104,482
Gabelli Global Deal Fund	7,111	98,558
Claymore Dividend & Income Fund	6,850	97,202
H&Q Life Sciences Investors	10,083	96,696
Royce Micro-Capital Trust, Inc.	10,023	82,690
Nuveen Diversified Dividend and Income Fund	7,402	81,200
Madison	8,286	73,663
Neuberger Berman Real Estate Securities Income Fund, Inc.	20,046	73,368
Cohen & Steers Dividend Majors Fund, Inc.	5,714	64,682
Liberty All Star Growth Fund, Inc.	16,639	64,060
Source Capital, Inc.	1,366	63,792
Nuveen Tax-Advantaged Dividend Growth Fund	5,062	62,111
Lazard Global Total Return and Income Fund, Inc.	3,836	57,271
LMP Real Estate Income Fund, Inc.	5,954	55,610
Macquarie	3,354	44,441
Royce Focus Trust, Inc.	5,532	35,239
Diamond Hill Financial Trends Fund, Inc.	1,337	11,806

TOTAL CLOSED-END FUNDS
(Cost $5,834,804)		6,767,969

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,2 - 18.6%
Mizuho Financial Group, Inc. issued 09/30/10 at 0.20% due 10/01/10	5,570,882	5,570,882
HSBC Group issued 09/30/10 at 0.20% due 10/01/10	5,564,680	5,564,680
Morgan Stanley issued 09/30/10 at 0.19% due 10/01/10	2,299,455	2,299,455
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10	640,461	640,461
Deutsche Bank issued 09/30/10 at 0.20% due 10/01/10	574,864	574,864

TOTAL REPURCHASE AGREEMENTS
(Cost $14,650,342)		14,650,342

Total Long Securities - 92.1%
(Cost $65,594,605)		$72,550,893

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT† - (43.7)%
Materials - (1.6)%
Greif, Inc. — Class A	60	$(3,530)
International Paper Co.	170	(3,698)
Praxair, Inc.	60	(5,416)
Alcoa, Inc.	450	(5,450)
Lubrizol Corp.	60	(6,358)
Sigma-Aldrich Corp.	190	(11,472)
Monsanto Co.	330	(15,817)
Owens-Illinois, Inc.*	750	(21,045)
Commercial Metals Co.	1,650	(23,909)
Mosaic Co.	420	(24,679)
Temple-Inland, Inc.	1,550	(28,923)
AK Steel Holding Corp.	2,575	(35,561)
Eagle Materials, Inc.	2,840	(67,308)
Ecolab, Inc.	1,380	(70,021)
Freeport-McMoRan Copper & Gold, Inc. — Class B	850	(72,582)
Vulcan Materials Co.	2,460	(90,823)
Nucor Corp.	2,650	(101,230)
Martin Marietta Materials, Inc.	1,350	(103,910)
Royal Gold, Inc.	2,390	(119,118)
Southern Copper Co.	3,400	(119,408)
Scotts Miracle-Gro Co. — Class A	2,360	(122,083)
Intrepid Potash, Inc.*	4,850	(126,440)
Nalco Holding Co.	6,370	(160,588)

Total Materials		(1,339,369)

Consumer Staples - (2.3)%
Kellogg Co.	1	(51)
Smithfield Foods, Inc.*	190	(3,198)
SUPERVALU, Inc.	612	(7,056)
Costco Wholesale Corp.	190	(12,253)
Colgate-Palmolive Co.	200	(15,372)
Mead Johnson Nutrition Co. — Class A	440	(25,040)
PepsiCo, Inc.	390	(25,912)
Sysco Corp.	910	(25,953)
Hormel Foods Corp.	690	(30,774)
Central European Distribution Corp.*	1,991	(44,439)
Lorillard, Inc.	620	(49,792)
Altria Group, Inc.	2,120	(50,922)
Avon Products, Inc.	1,700	(54,587)
Sara Lee Corp.	4,160	(55,869)
Flowers Foods, Inc.	2,300	(57,132)
Energizer Holdings, Inc.*	890	(59,835)
Coca-Cola Enterprises, Inc.	2,460	(76,260)
HJ Heinz Co.	2,020	(95,687)
Brown-Forman Corp. — Class B	1,590	(98,008)
Procter & Gamble Co.	1,710	(102,549)
Constellation Brands, Inc. — Class A*	6,080	(107,555)
Archer-Daniels-Midland Co.	3,650	(116,508)
Clorox Co.	1,800	(120,168)
Bunge Ltd.	2,050	(121,278)

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCKS SOLD SHORT† - (43.7)% (continued)
Consumer Staples - (2.3)%
(continued)
Kroger Co.	5,640	$(122,162)
Corn Products International, Inc.	3,260	(122,250)
Safeway, Inc.	5,890	(124,632)

Total Consumer Staples		(1,725,242)

Consumer Discretionary - (2.8)%
KB Home	2	(23)
Tiffany & Co.	1	(47)
Goodyear Tire & Rubber Co.*	15	(161)
New York Times Co. — Class A*	230	(1,780)
Tempur-Pedic International, Inc.*	100	(3,100)
Johnson Controls, Inc.	112	(3,416)
MGM Resorts International*	390	(4,399)
Hanesbrands, Inc.*	180	(4,655)
Urban Outfitters, Inc.*	280	(8,803)
Best Buy Company, Inc.	240	(9,799)
Scripps Networks Interactive, Inc. — Class A	220	(10,468)
Yum! Brands, Inc.	250	(11,515)
Abercrombie & Fitch Co. — Class A	440	(17,301)
Thomson Reuters Corp.	500	(18,765)
American Eagle Outfitters, Inc.	1,630	(24,385)
Penn National Gaming, Inc.*	840	(24,872)
LKQ Corp.*	1,210	(25,168)
DreamWorks Animation SKG, Inc. — Class A*	800	(25,528)
Chico’s FAS, Inc.	3,020	(31,770)
AutoZone, Inc.*	140	(32,047)
Thor Industries, Inc.	970	(32,398)
Lamar Advertising Co. — Class A*	1,180	(37,548)
NVR, Inc.*	70	(45,327)
Regal Entertainment Group — Class A	4,003	(52,519)
Harley-Davidson, Inc.	1,850	(52,614)
Weight Watchers International, Inc.	1,740	(54,271)
Expedia, Inc.	1,940	(54,727)
Wendy’s — Class A	12,120	(54,904)
Macy’s, Inc.	2,510	(57,956)
Wynn Resorts Ltd.	700	(60,739)
Cablevision Systems Corp. — Class A	2,590	(67,832)
Mohawk Industries, Inc.*	1,310	(69,823)
Dick’s Sporting Goods, Inc.*	2,630	(73,745)
Office Depot, Inc.*	18,420	(84,732)
Newell Rubbermaid, Inc.	5,090	(90,653)
Liberty Media Corp.- Capital*	1,790	(93,187)
Home Depot, Inc.	3,150	(99,792)
News Corp. — Class A*	8,020	(104,741)
International Game Technology	7,570	(109,387)
Marriott International, Inc. — Class A	3,140	(112,506)
Harman International Industries, Inc.*	3,510	(117,269)
Choice Hotels International, Inc.	3,290	(119,953)
MDC Holdings, Inc.	4,170	(121,055)
Meredith Corp.	3,680	(122,581)
Morningstar, Inc.*	2,900	(129,224)

Total Consumer Discretionary		(2,277,485)

	Shares	Value
COMMON STOCKS SOLD SHORT† - (43.7)% (continued)
Telecommunication Services - (3.0)%
AT&T, Inc.	80	$(2,288)
Frontier Communications Corp.	550	(4,493)
Windstream Corp.	1,080	(13,273)
United States Cellular Corp.*	440	(20,227)
Leap Wireless International, Inc.*	2,922	(36,087)
Sprint Nextel Corp.*	11,080	(51,300)
NII Holdings, Inc.*	1,650	(67,815)
Level 3 Communications, Inc.*	85,260	(79,914)
MetroPCS Communications, Inc.*	9,280	(97,069)
CenturyLink, Inc.	51,620	(2,036,925)

Total Telecommunication Services		(2,409,391)

Energy - (4.7)%
El Paso Corp.	2	(25)
Devon Energy Corp.	110	(7,121)
FMC Technologies, Inc.*	210	(14,341)
Chesapeake Energy Corp.	660	(14,949)
Exxon Mobil Corp.	250	(15,447)
Unit Corp.*	430	(16,035)
Forest Oil Corp.*	661	(19,632)
Plains Exploration & Production Co.*	1,260	(33,604)
Holly Corp.	1,531	(44,016)
Valero Energy Corp.	3,530	(61,810)
McDermott International, Inc.*	5,220	(77,152)
Superior Energy Services, Inc.*	3,730	(99,554)
Comstock Resources, Inc.*	4,450	(100,081)
Denbury Resources, Inc.*	7,030	(111,707)
Range Resources Corp.	2,930	(111,721)
Frontier Oil Corp.	8,531	(114,315)
Petrohawk Energy Corp.*	7,090	(114,433)
EQT Corp.	3,280	(118,277)
EXCO Resources, Inc.	8,080	(120,150)
ConocoPhillips	2,160	(124,049)
Weatherford International Ltd.*	7,281	(124,505)
Ultra Petroleum Corp.*	3,040	(127,619)
Apache Corp.	4,490	(438,942)
Enterprise Products Partners, LP	16,292	(646,304)
Inergy, LP	27,590	(1,093,943)

Total Energy		(3,749,732)

Information Technology - (5.7)%
CoreLogic, Inc.	40	(766)
CommScope, Inc.*	40	(950)
QLogic Corp.*	160	(2,822)
Juniper Networks, Inc.*	170	(5,160)
NVIDIA Corp.*	470	(5,490)
Motorola, Inc.*	910	(7,762)
VeriSign, Inc.*	273	(8,665)
Global Payments, Inc.	250	(10,722)
EchoStar Corp. — Class A*	661	(12,612)
Microsoft Corp.	580	(14,204)
ON Semiconductor Corp.*	3,860	(27,831)
Arrow Electronics, Inc.*	1,120	(29,938)
National Semiconductor Corp.	2,634	(33,636)
Yahoo!, Inc.*	2,470	(35,000)
Adobe Systems, Inc.*	1,800	(47,070)
Trimble Navigation Ltd.*	1,380	(48,355)
Novellus Systems, Inc.*	2,300	(61,134)

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCKS SOLD SHORT† - (43.7)% (continued)
Information Technology - (5.7)%
(continued)
Activision Blizzard, Inc.	5,920	$(64,054)
Automatic Data Processing, Inc.	1,600	(67,248)
Avago Technologies Ltd.*	3,900	(87,789)
National Instruments Corp.	2,770	(90,468)
Rambus, Inc.*	4,560	(95,030)
Dell, Inc.*	7,910	(102,514)
LSI Corp.*	24,830	(113,225)
NCR Corp.*	8,441	(115,051)
Brocade Communications Systems, Inc.*	20,182	(117,863)
Autodesk, Inc.*	3,710	(118,609)
Electronic Arts, Inc.*	7,230	(118,789)
IAC/InterActiveCorp.*	4,560	(119,791)
Itron, Inc.*	1,970	(120,623)
Symantec Corp.*	7,970	(120,905)
Cadence Design Systems, Inc.*	16,032	(122,324)
Lam Research Corp.*	2,930	(122,621)
Monster Worldwide, Inc.*	9,490	(122,990)
NeuStar, Inc. — Class A*	5,010	(124,549)
Seagate Technology plc*	10,650	(125,457)
International Rectifier Corp.*	5,960	(125,696)
Western Union Co.	7,140	(126,164)
Paychex, Inc.	4,590	(126,179)
Zebra Technologies Corp. — Class A*	3,751	(126,184)
Ciena Corp.*	8,110	(126,273)
Applied Materials, Inc.	11,080	(129,414)
Molex, Inc.	6,220	(130,185)
MEMC Electronic Materials, Inc.*	10,970	(130,762)
Varian Semiconductor Equipment Associates, Inc.*	4,590	(132,100)
Mastercard, Inc. — Class A	600	(134,400)
Agilent Technologies, Inc.*	4,090	(136,483)
KLA-Tencor Corp.	4,040	(142,329)

Total Information Technology		(3,988,186)

Health Care - (5.7)%
Myriad Genetics, Inc.*	1	(16)
UnitedHealth Group, Inc.	1	(35)
Tenet Healthcare Corp.*	10	(47)
Celgene Corp.*	1	(58)
Quest Diagnostics, Inc.	80	(4,038)
CR Bard, Inc.	60	(4,886)
DENTSPLY International, Inc.	170	(5,435)
Covance, Inc.*	440	(20,588)
Aetna, Inc.	800	(25,288)
Emdeon, Inc. — Class A*	2,350	(28,623)
IDEXX Laboratories, Inc.*	720	(44,438)
Techne Corp.	750	(46,297)
Alere, Inc.*	1,630	(50,416)
Cephalon, Inc.*	930	(58,069)
St. Jude Medical, Inc.*	1,690	(66,485)
Hill-Rom Holdings, Inc.	1,860	(66,755)
Brookdale Senior Living, Inc.*	4,670	(76,168)
Allergan, Inc.	1,160	(77,175)
Vertex Pharmaceuticals, Inc.*	2,250	(77,782)
DaVita, Inc.*	1,441	(99,472)

	Shares	Value

COMMON STOCKS SOLD SHORT† - (43.7)% (continued)
Health Care - (5.7)% (continued)
Laboratory Corporation of America Holdings*	1,270	$(99,606)
BioMarin Pharmaceutical, Inc.*	4,640	(103,704)
Eli Lilly & Co.	3,031	(110,722)
Amylin Pharmaceuticals, Inc.*	5,491	(114,487)
VCA Antech, Inc.*	5,750	(121,267)
Human Genome Sciences, Inc.*	4,090	(121,841)
Gen-Probe, Inc.*	2,521	(122,168)
Health Net, Inc.*	4,520	(122,899)
Charles River Laboratories International, Inc.*	3,730	(123,649)
Patterson Companies, Inc.	4,421	(126,662)
Regeneron Pharmaceuticals, Inc.*	4,650	(127,410)
Beckman Coulter, Inc.	2,630	(128,318)
King Pharmaceuticals, Inc.*	12,920	(128,683)
United Therapeutics Corp.*	2,381	(133,360)
Boston Scientific Corp.*	22,850	(140,070)
Valeant Pharmaceuticals International, Inc.*	64,591	(1,618,006)

Total Health Care		(4,194,923)

Industrials - (5.1)%
Babcock & Wilcox Co.*	2	(43)
Donaldson Company, Inc.	80	(3,770)
Boeing Co.	60	(3,992)
Aecom Technology Corp.*	330	(8,006)
Honeywell International, Inc.	190	(8,349)
Emerson Electric Co.	190	(10,005)
Crane Co.	280	(10,623)
Ryder System, Inc.	250	(10,692)
Oshkosh Corp.*	390	(10,725)
Waste Connections, Inc.*	280	(11,105)
General Cable Corp.*	530	(14,374)
First Solar, Inc.*	100	(14,735)
Parker Hannifin Corp.	300	(21,018)
United Technologies Corp.	300	(21,369)
Stericycle, Inc.*	311	(21,608)
Manitowoc Company, Inc.	2,100	(25,431)
Danaher Corp.	660	(26,803)
Gardner Denver, Inc.	540	(28,987)
Delta Air Lines, Inc.*	2,680	(31,195)
Masco Corp.	3,210	(35,342)
Manpower, Inc.	690	(36,018)
FedEx Corp.	440	(37,620)
UTI Worldwide, Inc.	2,370	(38,110)
BE Aerospace, Inc.*	1,470	(44,556)
MSC Industrial Direct Co. — Class A	890	(48,096)
Spirit Aerosystems Holdings, Inc. — Class A*	2,820	(56,203)
Rockwell Automation, Inc.	940	(58,026)
Quanta Services, Inc.*	3,210	(61,247)
Valmont Industries, Inc.	870	(62,988)
Fluor Corp.	1,330	(65,875)
USG Corp.*	5,140	(67,797)
Shaw Group, Inc.*	2,070	(69,469)
Jacobs Engineering Group, Inc.*	1,800	(69,660)
Chicago Bridge & Iron Company N.V.*	2,880	(70,416)
KBR, Inc.	3,020	(74,413)

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCKS SOLD SHORT† - (43.7)% (continued)
Industrials - (5.1)% (continued)
WABCO Holdings, Inc.*	2,100	$(88,074)
Graco, Inc.	2,790	(88,527)
Illinois Tool Works, Inc.	1,940	(91,219)
Fastenal Co.	1,800	(95,742)
AMR Corp.*	17,220	(107,969)
Iron Mountain, Inc.	5,030	(112,370)
Lockheed Martin Corp.	1,580	(112,622)
Copart, Inc.*	3,430	(113,087)
Landstar System, Inc.	2,950	(113,929)
J.B. Hunt Transport Services, Inc.	3,350	(116,245)
Con-way, Inc.	3,760	(116,522)
Expeditors International of Washington, Inc.	2,540	(117,424)
Deere & Co.	1,690	(117,928)
AMETEK, Inc.	2,570	(122,769)
Alliant Techsystems, Inc.*	1,630	(122,902)
PACCAR, Inc.	2,610	(125,671)
Terex Corp.*	5,551	(127,229)
Robert Half International, Inc.	4,910	(127,660)
Kennametal, Inc.	4,230	(130,834)
Continental Airlines, Inc. — Class B*	38,850	(965,034)

Total Industrials		(4,292,423)

Utilities - (6.1)%
TECO Energy, Inc.	2	(35)
Energen Corp.	60	(2,743)
Entergy Corp.	50	(3,826)
SCANA Corp.	550	(22,176)
Pepco Holdings, Inc.	1,850	(34,410)
Hawaiian Electric Industries, Inc.	2,350	(52,969)
Constellation Energy Group, Inc.	1,990	(64,158)
Consolidated Edison, Inc.	1,440	(69,437)
Great Plains Energy, Inc.	4,570	(86,373)
Sempra Energy	1,990	(107,062)
AGL Resources, Inc.	2,990	(114,696)
Alliant Energy Corp.	3,170	(115,230)
Vectren Corp.	4,510	(116,674)
NSTAR	2,980	(117,263)
Dominion Resources, Inc.	2,700	(117,882)
Exelon Corp.	2,790	(118,798)
PPL Corp.	4,370	(118,995)
Southern Co.	3,210	(119,540)
Duke Energy Corp.	6,750	(119,542)
Wisconsin Energy Corp.	2,070	(119,646)
Aqua America, Inc.	5,880	(119,952)
MDU Resources Group, Inc.	6,050	(120,698)
Public Service Enterprise Group, Inc.	3,730	(123,388)
Integrys Energy Group, Inc.	2,380	(123,903)
National Fuel Gas Co.	2,630	(136,260)
AES Corp.*	13,340	(151,409)
Calpine Corp.*	14,380	(179,031)
Ormat Technologies, Inc.	6,500	(189,605)
FirstEnergy Corp.	47,239	(1,820,591)

Total Utilities		(4,586,292)

Financials - (6.7)%
OneBeacon Insurance Group Ltd. — Class A	1	(14)
Capitol Federal Financial	3	(74)

	Shares	Value
COMMON STOCKS SOLD SHORT† - (43.7)% (continued)
Financials - (6.7)% (continued)
Boston Properties, Inc.	1	$(83)
Regions Financial Corp.	196	(1,425)
State Street Corp.	50	(1,883)
SEI Investments Co.	330	(6,712)
Bank of Hawaii Corp.	160	(7,187)
M&T Bank Corp.	90	(7,363)
RenaissanceRe Holdings Ltd.	190	(11,392)
SunTrust Banks, Inc.	450	(11,624)
MSCI, Inc. — Class A*	360	(11,956)
Hartford Financial Services Group, Inc.	570	(13,081)
Nationwide Health Properties, Inc.	440	(17,015)
City National Corp.	330	(17,513)
Principal Financial Group, Inc.	700	(18,144)
Alleghany Corp.*	60	(18,182)
SLM Corp.*	1,600	(18,480)
Weyerhaeuser Co.	1,354	(21,339)
American National Insurance Co.	310	(23,551)
Fidelity National Financial, Inc. — Class A	1,600	(25,136)
Valley National Bancorp	2,040	(26,316)
First Horizon National Corp.*	2,350	(26,814)
Loews Corp.	720	(27,288)
Vornado Realty Trust	330	(28,225)
TD Ameritrade Holding Corp.*	1,830	(29,554)
Interactive Brokers Group, Inc. — Class A*	1,740	(29,945)
Charles Schwab Corp.	2,240	(31,136)
Wilmington Trust Corp.	3,550	(31,879)
Franklin Resources, Inc.	300	(32,070)
Janus Capital Group, Inc.	2,940	(32,193)
Bank of New York Mellon Corp.	1,240	(32,401)
BOK Financial Corp.	770	(34,750)
Synovus Financial Corp.	14,830	(36,482)
Allstate Corp.	1,190	(37,544)
Plum Creek Timber Company, Inc.	1,132	(39,960)
Host Hotels & Resorts, Inc.	3,350	(48,508)
Wells Fargo & Co.	2,170	(54,532)
Moody’s Corp.	2,240	(55,955)
Affiliated Managers Group, Inc.*	740	(57,727)
Goldman Sachs Group, Inc.	400	(57,832)
TCF Financial Corp.	4,070	(65,893)
First Niagara Financial Group, Inc.	5,680	(66,172)
Camden Property Trust	1,400	(67,158)
American Express Co.	1,600	(67,248)
Equity Residential	1,440	(68,501)
CB Richard Ellis Group, Inc. — Class A*	4,020	(73,486)
Kimco Realty Corp.	4,710	(74,183)
Jefferies Group, Inc.	3,330	(75,558)
Fulton Financial Corp.	8,660	(78,460)
Everest Re Group Ltd.	910	(78,688)
Marshall & Ilsley Corp.	11,210	(78,918)
Erie Indemnity Co. — Class A	1,491	(83,585)
ProLogis	7,250	(85,405)
Taubman Centers, Inc.	1,960	(87,436)
AvalonBay Communities, Inc.	860	(89,380)
Liberty Property Trust	3,080	(98,252)
TFS Financial Corp.	11,850	(108,901)

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCKS SOLD SHORT† - (43.7)% (continued)
Financials - (6.7)% (continued)
White Mountains Insurance Group Ltd.	360	$(111,046)
Duke Realty Corp.	9,791	(113,478)
Markel Corp.*	330	(113,715)
MetLife, Inc.	2,960	(113,812)
NYSE Euronext	4,000	(114,280)
Mercury General Corp.	2,800	(114,436)
St. Joe Co.*	4,660	(115,894)
Comerica, Inc.	3,120	(115,908)
Greenhill & Company, Inc.	1,470	(116,600)
Regency Centers Corp.	2,960	(116,831)
Citigroup, Inc.*	29,970	(116,883)
Leucadia National Corp.	4,951	(116,943)
People’s United Financial, Inc.	9,020	(118,072)
Marsh & McLennan Companies, Inc.	4,930	(118,912)
Brown & Brown, Inc.	5,930	(119,727)
Progressive Corp.	5,780	(120,629)
Arthur J Gallagher & Co.	4,590	(121,038)
WR Berkley Corp.	4,480	(121,274)
Lincoln National Corp.	5,080	(121,514)
Associated Banc-Corp.	9,580	(126,360)
KeyCorp	15,900	(126,564)
XL Group plc — Class A	5,890	(127,577)
BB&T Corp.	6,110	(147,129)
AON Corp.	20,380	(797,062)

Total Financials		(5,876,173)

TOTAL COMMON STOCKS SOLD SHORT
(proceeds $33,110,176)		$(34,439,216)

	Contracts
OPTIONS WRITTEN† - (0.1)%
Call Options on:
Americredit Corp. Expiring January 2011 with strike price of $25.0	172	(860)
Psychiatric Solutions, Inc. Expiring December 2010 with strike price of $35.0	200	(1,000)
Genzyme Corp. Expiring October 2010 with strike price of $67.5	40	(15,600)
Airgas, Inc. Expiring October 2010 with strike price of $60.0	40	(33,200)

Total Options Written
(Premiums Received $44,884)		(50,660)

	Shares
EXCHANGE TRADED FUNDS SOLD SHORT† - (10.2)%
iShares MSCI Brazil Index Fund	20	$(1,539)
iShares MSCI Singapore Index Fund	200	(2,644)
iShares MSCI BRIC Index Fund	60	(2,866)
iShares MSCI Belgium Investable Market Index Fund	727	(9,655)
iShares MSCI Hong Kong Index Fund	560	(10,158)
iShares MSCI Japan Index Fund	1,480	(14,637)

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT (continued) (10.2)%†
iShares MSCI Taiwan Index Fund	1,149	$(15,569)
Market Vectors — Gold Miners ETF	438	(24,497)
iShares MSCI Italy Index Fund	2,721	(45,713)
iShares MSCI Netherlands Investable Market Index Fund	2,660	(54,051)
iShares MSCI Mexico Investable Market Index Fund	2,060	(109,159)
Powershares QQQ	2,344	(115,043)
iShares MSCI France Index Fund	7,442	(178,534)
iShares Russell 1000 Growth Index Fund	3,800	(195,206)
iShares MSCI EMU Index Fund	6,700	(232,021)
iShares Dow Jones US Real Estate Index Fund	7,765	(410,613)
iShares Russell 1000 Value Index Fund	10,898	(642,873)
iShares MSCI EAFE Index Fund	14,730	(808,972)
iShares Russell 2000 Index Fund	23,323	(1,573,603)
SPDR S&P 500 ETF Trust	31,458	(3,589,987)

		(8,037,340)

Total Exchange Traded Funds Sold Short
(Proceeds $7,589,427)		(8,037,340)

Cash & Other Assets, Less Liabilities - 61.9%		48,710,609

Total Net Assets - 100.0%		$78,743,305

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
December 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $7,063,350)	105	$454,517
December 2010 S&P MidCap 400 Index Futures Contracts (Aggregate Market Value of Contracts $6,956,520)	87	381,294
February 2011 Volatility Index Futures Contracts (Aggregate Market Value of Contracts $12,238,300)	391	201,426
December 2010 U.S. 10 Year Note Futures Contracts (Aggregate Market Value of Contracts $13,739,109)	109	96,446

(Total Aggregate Market Value of Contracts $39,997,279)		$1,133,683

COMMODITY FUTURES CONTRACTS PURCHASED†
March 2011 Cotton Futures Contracts (Aggregate Market Value of Contracts $1,054,830)	21	207,686
May 2011 Coffee Futures Contracts (Aggregate Market Value of Contracts $829,125)	12	129,164

Consolidated Schedule of Investments	Alternatives Funds
September 30, 2010	Multi-Hedge Strategies Fund

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
December 2010 Silver Futures Contracts (Aggregate Market Value of Contracts $980,325)	9	$114,496
December 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $842,775)	34	94,364
December 2010 Gold 100 Oz Futures Contracts (Aggregate Market Value of Contracts $1,179,270)	9	76,607
November 2010 Soybean Futures Contracts (Aggregate Market Value of Contracts $996,075)	18	67,445
December 2010 LME Primary Aluminum Futures Contacts (Aggregate Market Value of Contracts $704,850)	12	46,683
December 2010 Copper Futures Contracts (Aggregate Market Value of Contracts $457,500)	5	43,603
June 2011 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $1,278,720)	32	41,932
May 2011 Soybean Oil Futures Contracts (Aggregate Market Value of Contracts $493,560)	18	21,312
July 2011 Sugar #11 Futures Contracts (Aggregate Market Value of Contracts $783,216)	35	19,577
July 2011 Wheat Futures Contracts (Aggregate Market Value of Contracts $641,475)	18	15,918
November 2010 LME Nickel Futures Contracts (Aggregate Market Value of Contracts $561,120)	4	13,060

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
January 2012 LME Zinc Futures Contracts (Aggregate Market Value of Contracts $225,150)	4	$8,655
December 2010 LME Lead Futures Contracts (Aggregate Market Value of Contracts $170,700)	3	3,139
December 2010 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $299,500)	10	(1,233)

(Total Aggregate Market Value of Contracts $11,498,191)		$902,408

COMMODITY FUTURES CONTRACTS SOLD SHORT†
January 2012 Natural Gas Futures Contracts (Aggregate Market Value of Contracts $630,720)	12	46,828
January 2011 Gasoline Futures Contracts (Aggregate Market Value of Contracts $173,082)	2	(11,918)
December 2010 Cocoa Futures Contracts (Aggregate Market Value of Contracts $1,019,880)	36	(17,121)
December 2010 WTI Crude Futures Contracts (Aggregate Market Value of Contracts $403,900)	5	(19,078)

(Total Aggregate Market Value of Contracts $2,227,582)		$(1,289)

FUTURES CONTRACTS SOLD SHORT†
November 2010 Volatility Index Futures Contracts (Aggregate Market Value of Contracts $6,984,450)	249	(104,397)
December 2010 U.S. 2 Year Note Futures Contracts (Aggregate Market Value of Contracts $43,674,281)	199	(107,502)
December 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $13,802,400)	243	(568,242)

(Total Aggregate Market Value of Contracts $64,461,131)		$(780,141)

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	All or a portion of this security is pledged as short security collateral at September 30, 2010.

[2]	Repurchase Agreements - See Note –2.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
1. Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the their last bid price for twice a day pricing or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
C. Distributions of net investment income and net realized capital gains, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
F. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
G. The Fund may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
H. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
2. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at September 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Mizuho Financial Group, Inc.	0.20% due 10/01/10	$726,809,144	$726,809,144	$726,813,182
HSBC Group	0.20% due 10/01/10	726,000,000	726,000,000	726,004,033
Morgan Stanley	0.19% due 10/01/10	300,000,000	300,000,000	300,001,583
Credit Suisse Group	0.18% due 10/01/10	218,789,532	218,789,532	218,790,626
Deutsche Bank	0.20% due 10/01/10	75,000,000	75,000,000	75,000,417

			$2,046,598,676	$2,046,609,841

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Bills	11/26/10 - 09/22/11	0.00%	$966,195,000	$964,510,820
U.S. Treasury Bonds	11/15/24 - 11/15/39	4.38% - 7.50%	643,266,700	740,520,142
U.S. Tip Note	04/15/14	1.25%	280,933,500	306,000,050
U.S. Treasury Note	10/31/16	3.13%	67,765,000	76,500,110

				$2,087,531,122

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seek to assert its rights. The Fund’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
3. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the fund’s net assets as of September 30, 2010:

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
Long/Short Commodities Strategy Fund	$—	$12,363,221	$210,938,731	$—	$223,301,952
Multi-Hedge Strategies Fund	57,900,551	1,254,661	14,650,342	—	73,805,554
Commodities Strategy Fund	482,831	1,427,247	30,413,628	—	32,323,706
Managed Futures Strategy Fund	—	42,167,668	2,132,688,284	—	2,174,855,952

Liabilities
Long/Short Commodities Strategy Fund	—	—	—	—	—
Multi-Hedge Strategies Fund	42,527,216	—	—	—	42,527,216
Commodities Strategy Fund	—	—	—	—	—
Managed Futures Strategy Fund	89,913	—	—	—	89,913

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Effective interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
At the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 or from Level 2 to Level 1.
4. Options Written
Transactions in options written during the period ended September 30, 2010, were as follows:

	Number of	Premium
Managed Futures Strategy Fund Written Call Options	Contracts	Amount

Balance at December 31, 2009	—	$—

Options written	3,700	4,340,240
Options terminated in closing purchase transactions	(1,550)	(2,239,006)

Options expired	(1,900)	(2,022,821)

Options exercised	—	—

Balance at September 30, 2010	250	78,413

	Number of	Premium
Managed Futures Strategy Fund Written Put Options	Contracts	Amount

Balance at December 31, 2009	—	$—

Options written	1,300	1,573,660
Options terminated in closing purchase transactions	(332)	(890,959)

Options expired	—	—

Options exercised	—	—

Balance at September 30, 2010	968	682,701

	Number of	Premium
Multi-Hedge Strategies Fund Written Call Options	Contracts	Amount

Balance at December 31, 2009	517	$831,554

Options written	3,014	2,490,919
Options terminated in closing purchase transactions	(1,028)	(3,184,948)
Options expired	(1,775)	(19,814)

Options exercised	(276)	(72,827)

Balance at September 30, 2010	452	44,884

5. Redemption Fees
Effective September 13, 2010, the 1% short-term trading fee that applies to the firm’s alternative suite of mutual funds is being removed. We believe the removal of the fee is in the best interest of current shareholders. It is important to note the funds are not intended for short term trading and we will continue to monitor for harmful trading activity in the funds. To that end, we are not actively promoting the elimination of the redemption fee to clients via written communications as we don’t want to encourage short-term trading on these products from active trading clients, which could potentially damage long-term performance for other shareholders. A supplement to the prospectuses was filed on September 13, 2010.
6. Guggenheim Acquisition
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
7. Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
8. New Accounting Pronouncements
Effective March 31, 2010, the Funds adopted the Financial Accounting Standards Board ASU 2010-06, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements, which are reflected in Note 3.

Item 2. Controls and Procedures.
(a)   Based on their evaluation on November 24, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) concluded that there were no significant deficiencies in the design or operation of the internal controls of the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust to record, process, summarize, and report the subject matter contained in this Report.
(b)   There were no significant changes in the Trust’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Richard Goldman
Richard Goldman, President

Date	November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Goldman
Richard Goldman, President

Date	November 24, 2010

By (Signature and Title)*	/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

Date	November 24, 2010
* Print the name and title of each signing officer under his or her signature.